CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical)	Jun. 30, 2020 $ / shares shares
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Shares held by the Company | shares	5,100
Par value | $ / shares	$ 0.0001